Senior Notes (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Senior Notes
Debt Instrument [Line Items]
Principal	$ 0		$ 267,611
Less: debt discount, net	0	[1]	(10)	[1]
Net carrying amount	$ 0		$ 267,601

[1]	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.